Revenue and other income	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and other income	Revenue and other incomeRevenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi and Takeda :

(in thousands of euro)	June 30, 2024	June 30, 2023

Proceeds from collaboration and licensing agreements	7,396	34,728
of which monalizumab agreement (AstraZeneca)	2,994	9,503
of which 2016 Sanofi agreement	4,000	2,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	199	18,672
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	203	—
of which Takeda agreement	—	4,553
Invoicing of R&D costs (IPH5201 agreement)	897	616
Revenue from collaboration and licensing agreements	8,293	35,344

a) Revenue recognition related to monalizumab AZ agreements and amendments
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2022	14,481
Revenue for the six months ended June 30, 2023	(9,503)
Transfer from / (to) collaboration liabilities	(283)
As of June 30, 2023	4,695

As of December 31, 2023	5,156
Revenue for the six months ended June 30, 2024	(2,994)
Transfer from / (to) collaboration liabilities	(172)
As of June 30, 2024	1,990
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2022	63,211
Additions	283
Deductions	(7,436)
As of June 30, 2023	56,058

As of December 31, 2023	52,677
Additions	1,891
Deductions	(2,419)
As of June 30, 2024	52,149

b) Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Revenue related to IPH5201 for the six months ended June 30, 2024 and June 30, 2023 are nil. As a reminder, the Company signed on June 1, 2022 an amendment to the initial contract signed in October 2018. This amendment set the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial. Under the terms of this agreement, an amount of €897 thousand was rebilled to AstraZeneca during the first half of 2024 (€616 thousand during the first half of 2023).
c) Revenue related to IPH6401 - Sanofi (2016)

Revenue related to IPH6401 under the collaboration and license agreement signed with Sanofi is €4,000 thousand for the six months ended June 30, 2024, as compared to a revenue of €2,000 thousand as of June 30, 2023. During the period, the Company announced that the first patient was dosed in the Phase 2 dose expansion part of the Sanofi-sponsored clinical trial of SAR443579 / IPH6101, evaluating SAR443579 as a monotherapy for the treatment of blood cancers with high unmet needs. Under the terms of the 2016 research and licensing agreement with Sanofi, dosing of the first patient in the dose expansion part of the trial triggered a milestone payment to the Company of €4 million recognized as revenue as of June 30, 2024. This amount was received by the Company on May 17, 2024.
As a reminder, the Company announced that, in June 2023, the first patient was dosed in a Sanofi-sponsored Phase 1/2 clinical trial evaluating IPH6401/SAR'514 in relapsed or refractory Multiple Myeloma. Under the terms of the licensing agreement signed in 2016, Sanofi made a milestone payment of €2,000 thousand, fully recognized in revenue as of June 30, 2023. This amount was received by the Company on July 21, 2023.
d) Revenue related to Sanofi research collaboration and licensing agreement (2022)
On January 25, 2023, the Company announced the expiration of the waiting period under the Hart-Scott-Rodino (HSR) Antitrust Improvements Act of 1976 and the effectiveness of the licensing agreement as of January 24, 2023. Consequently, under the terms of such agreement, the Company received an upfront payment of €25,000 thousand in March 2023, including €18,500 thousand for the exclusive license, €1,500 thousand for the research work and €5,000 thousand for the two additional targets options. On December 19, 2023, the Company announced that Sanofi had exercised an option for one of the two targets. This option exercise also resulted in a milestone payment of €15,000 thousand, including €13,300 thousand in respect of the exclusive license, which was fully recognized in income as of December 31, 2023, and €1,700 thousand for the research activities to be carried out by the Company. The Company considers that the license to the B7-H3 technology is a right to use the intellectual property granted exclusively to Sanofi from the effective date of the agreement. As such, all upfront payments relating to the licenses granted have been recognized in the income statement representing an amount of €31,800 thousand, including €18.5 million relating to B7-H3 license and €13,300 thousand following the option exercised.

Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Total
As of December 31, 2022	—
Additions (1)	6,500
Deductions	(172)
As of June 30, 2023	6,328

(in thousands of euro)	Total
As of December 31, 2023	5,327
Additions	—
Deductions	(402)
As of June 30, 2024	4,925
(1) The increase in deferred revenue relating to the 2022 research collaboration and licensing agreement with Sanofi between December 31, 2022 and June 30, 2023 mainly comprises (i) an upfront payment of €5,000 thousand relating to the granting of two options for exclusive licenses on Innate's intellectual property for the research, development, manufacturing and commercialization of NKCEs specifically targeting two preclinical molecules. The Company will recognize the related revenues either at the reporting date or three years after the effective date; as well as (ii) an amount of €1,500 thousand relating to research activities to perform in collaboration with Sanofi. The Company will recognize the related revenues on a straight-line basis over the duration of the research work to which the Company has agreed.
e) Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2023	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2024
Monalizumab	5,155	(2,994)	—	(172)	1,990
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	2,826	(402)	—	—	2,424
Total	10,481	(3,396)	—	(172)	6,915

(in thousands of euro)	As of December 31, 2022	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2023
Monalizumab	14,481	(9,503)	—	(283)	4,696
Sanofi (2022) option	—	—	5,000	—	5,000
Sanofi (2022) services	—	(172)	1,500	—	1,328
Total	14,481	(9,675)	5,000	(283)	11,024
Government financing for research expenditures
The Company receives grants from the European Commission, French government and state organizations in several different forms:
•Research Tax Credits; and
• Investment and operating grants.
As of June 30, 2024 and 2023, an estimate of the research tax credit amount for the first half period is calculated on the basis of eligible expenses over the period.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2024	June 30, 2023

Research tax credit	4,050	4,854
Grant	2	—
Government financing for research expenditures	4,052	4,854